Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 311,101
Less: Accumulated amortization	(51,851)
Intangible assets, net	259,250
Software license [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 311,101